Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	US Global Investors Funds
Entity Central Index Key	0000101507
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000069385
Shareholder Report [Line Items]
Fund Name	Global Luxury Goods Fund
Class Name	Investor
Trading Symbol	USLUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$186	1.71%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.71%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the S&P Composite 1500 Index to the S&P 500 Index due to regulatory requirements. The Fund retained the S&P Global Luxury Index as a secondary benchmark because the S&P Global Luxury Index more closely aligns with the Fund's investment strategies and investment restrictions. The Fund retained the S&P Composite 1500 Index as a secondary benchmark because it served as a basis for the Fund's performance adjustment, which phased out entirely April 1, 2025.
Prior Market Index Comparison [Text Block]	The Fund retained the S&P Global Luxury Index as a secondary benchmark because the S&P Global Luxury Index more closely aligns with the Fund's investment strategies and investment restrictions. The Fund retained the S&P Composite 1500 Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 53,990,895
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 401,319
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$53,990,895
# of Portfolio Holdings	56
Portfolio Turnover Rate	122%
Management Fee (Net of fees waived)	$401,319

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Consumer Discretionary	63.6%
Consumer Staples	18.6%
Materials	11.3%
Financials	6.2%
Other	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

LVMH Moet Hennessy Louis Vuitton SE, ADR	8.49%
Hermes International SCA	6.52%
Royal Caribbean Cruises, Ltd.	4.87%
Tesla, Inc.	4.86%
Cie Financiere Richemont SA	4.79%
Industria de Diseno Textil SA	4.78%
Hilton Worldwide Holdings, Inc.	3.99%
Carnival Corp.	3.99%
Ferrari NV	3.98%
The Goldman Sachs Group, Inc.	3.87%

C000012993
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Investor
Trading Symbol	PSPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$245	1.75%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the S&P Global Natural Resources Index to the S&P 500 Index due to regulatory requirements. The Fund retained the S&P Global Natural Resources Index as a secondary benchmark because the S&P Global Natural Resources Index more closely aligns with the Fund's investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the S&P Global Natural Resources Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 63,199,442
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 277,896
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$63,199,442
# of Portfolio Holdings	132
Portfolio Turnover Rate	60%
Management Fee (Net of fees waived)	$277,896

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Gold Mining	21.5%
Enterprise Software/Services	18.3%
Metal - Diversified	9.9%
Metal - Copper	7.1%
Oil Companies - Integrated	6.0%
Diversified Minerals	4.8%
Silver Mining	4.5%
Oil Companies - Exploration & Production	4.0%
Precious Metals	3.0%
Other	20.9%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

Abaxx Technologies, Inc.	17.64%
Montage Gold Corp.	6.83%
Hudbay Minerals, Inc.	2.98%
Vizsla Silver Corp.	2.71%
K92 Mining, Inc.	2.62%
Exxon Mobil Corp.	2.57%
Nutrien, Ltd.	2.44%
Torex Gold Resources, Inc.	2.19%
Coeur Mining, Inc.	1.83%
Aris Gold Corp.	1.80%

C000012994
Shareholder Report [Line Items]
Fund Name	Gold and Precious Metals Fund
Class Name	Investor
Trading Symbol	USERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$294	1.60%

Expenses Paid, Amount	$ 294
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the FTSE Gold Mines Index to the S&P 500 Index due to regulatory requirements. The Fund retained the FTSE Gold Mines Index as a secondary benchmark because the FTSE Gold Mines Index more closely aligns with the Fund's investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the FTSE Gold Mines Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 275,902,243
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,535,522
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$275,902,243
# of Portfolio Holdings	90
Portfolio Turnover Rate	76%
Management Fee Paid	$1,535,522

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Gold Mining	62.3%
Silver Mining	14.7%
Precious Metals	11.3%
Platinum	3.8%
Other	7.9%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

K92 Mining, Inc.	6.59%
Barrick Mining Corp.	4.74%
Discovery Silver Corp.	4.54%
Mineros SA	4.45%
Aya Gold & Silver, Inc.	4.04%
Torex Gold Resources, Inc.	3.46%
IAMGOLD Corp.	3.44%
Americas Gold & Silver Corp.	3.35%
DPM Metals, Inc.	3.03%
Anglogold Ashanti PLC	2.78%

C000013000
Shareholder Report [Line Items]
Fund Name	Near-Term Tax Free Fund
Class Name	Investor
Trading Symbol	NEARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the Bloomberg 3-Year Municipal Bond Index to the Bloomberg Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg 3-Year Municipal Bond Index as a secondary benchmark as the Bloomberg 3-Year Municipal Bond Index more closely aligns with the Fund's investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg 3-Year Municipal Bond Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 22,751,059
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ (135,297)
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$22,751,059
# of Portfolio Holdings	40
Portfolio Turnover Rate	62%
Management Fee (Net of fees waived)	$(135,297)

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Less than 1 Month	29.5%
1-3 Months	5.8%
3-12 Months	15.2%
1-3 Years	49.5%

Largest Holdings [Text Block]

Top Ten Area Concentrations

(% of net assets)

Texas	26.12%
Illinois	9.01%
Minnesota	7.52%
Pennsylvania	5.58%
Wisconsin	5.39%
Kentucky	4.73%
Alabama	4.71%
Tennessee	4.03%
Kansas	2.95%
New Mexico	2.74%

C000012998
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Ultra-Short Bond Fund
Class Name	Investor
Trading Symbol	UGSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index to the Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index as a secondary benchmark as the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index more closely aligns with the Fund's investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 28,003,407
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ (110,420)
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$28,003,407
# of Portfolio Holdings	13
Portfolio Turnover Rate	25%
Management Fee (Net of fees waived)	$(110,420)

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
U.S. Treasury Bill	86.4%
Federal Home Loan Mortgage Corp	7.8%
Federal Home Loan Bank	5.8%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

U.S. Treasury Bill	14.04%
U.S. Treasury Bill	10.69%
U.S. Treasury Bill	10.66%
U.S. Treasury Bill	8.81%
U.S. Treasury Bill	7.12%
U.S. Treasury Bill	7.09%
Federal Home Loan Mortgage Corp.	7.07%
U.S. Treasury Bill	7.00%
Federal Home Loan Bank	5.25%
U.S. Treasury Bill	3.55%

C000012995
Shareholder Report [Line Items]
Fund Name	World Precious Minerals Fund
Class Name	Investor
Trading Symbol	UNWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

Additional Information Phone Number	(800) 873-8637
Additional Information Website	www.usfunds.com/invest-with-us/prospectus-2/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$285	1.70%

Expenses Paid, Amount	$ 285
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the NYSE Arca Gold Miners Index to the S&P 500 Index due to regulatory requirements. The Fund retained the NYSE Arca Gold Miners Index as a secondary benchmark because the NYSE Arca Gold Miners Index more closely aligns with the Fund's investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the NYSE Arca Gold Miners Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 75,773,253
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 381,726
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$75,773,253
# of Portfolio Holdings	164
Portfolio Turnover Rate	28%
Management Fee (Net of fees waived)	$381,726

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Gold Mining	59.2%
Precious Metals	15.9%
Silver Mining	9.9%
Diversified Minerals	4.3%
Metal - Diversified	4.1%
Other	6.6%

Largest Holdings [Text Block]

Top Ten Holdings

(% net assets)

Radisson Mining Resources, Inc.	7.25%
G2 Goldfields, Inc.	6.89%
Vizsla Silver Corp.	6.24%
TriStar Gold, Inc.	5.96%
K92 Mining, Inc.	5.02%
Omai Gold Mines Corp.	4.37%
Montage Gold Corp.	3.80%
Nano One Materials Corp.	2.97%
Black Cat Syndicate, Ltd.	2.71%
Tolu Minerals, Ltd.	2.37%